UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

June 30, 2016

GVP-QTLY-0816
1.803298.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 8.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Notes
7/15/16	0.33 to 0.35%	$623,173	$624,962
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bills
7/7/16 to 12/22/16	0.40 to 0.51	2,407,000	2,404,531
U.S. Treasury Notes
7/15/16 to 12/31/16	0.30 to 0.56 (b)	2,187,500	2,192,469
			4,597,000
TOTAL U.S. TREASURY DEBT
(Cost $5,221,962)			5,221,962

U.S. Government Agency Debt - 54.7%
Federal Agencies - 54.7%
Fannie Mae
9/15/16 to 12/19/16	0.40 to 0.54	2,618,623	2,614,835
Federal Farm Credit Bank
7/15/16 to 11/13/17	0.34 to 0.63 (b)	3,869,000	3,868,185
Federal Home Loan Bank
7/1/16 to 11/2/17	0.32 to 0.62 (b)	20,692,650	20,686,958
Federal Home Loan Bank
1/6/17	0.50	55,000	54,980
Freddie Mac
7/13/16 to 12/21/17	0.32 to 0.75 (b)	5,208,118	5,204,967
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $32,429,925)			32,429,925

U.S. Government Agency Repurchase Agreement - 11.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.41% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	$759	$759
0.44% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	2,803,080	2,803,045
With:
BNP Paribas, S.A. at 0.34%, dated 6/8/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $51,096,141, 0.00% - 8.00%, 1/01/26 - 6/01/46)	50,014	50,000
Citibank NA at 0.44%, dated 6/28/16 due 7/5/16:
(Collateralized by U.S. Treasury Obligations valued at $56,104,096, 0.13% - 8.13%, 4/15/17 - 2/15/43)	55,005	55,000
(Collateralized by U.S. Treasury Obligations valued at $339,270,488, 0.00% - 8.00%, 12/15/16 - 11/01/45)	331,028	331,000
ING Financial Markets LLC at:
0.37%, dated 6/3/16 due 8/3/16 (Collateralized by U.S. Government Obligations valued at $30,610,384, 3.50% - 5.50%, 5/01/40 - 6/01/42)	30,019	30,000
0.38%, dated 6/22/16 due 8/26/16 (Collateralized by U.S. Government Obligations valued at $53,044,666, 3.00% - 7.00%, 8/01/26 - 11/01/42)	52,036	52,000
0.4%, dated:
5/9/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $96,877,016, 2.00% - 4.00%, 9/15/39 - 4/25/40)	94,092	94,000
5/10/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $58,176,332, 3.00% - 3.50%, 1/01/29 - 8/01/42)	57,057	57,000
5/11/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $58,173,499, 3.00% - 4.00%, 1/01/29 - 9/01/42)	57,057	57,000
0.41%, dated:
5/6/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $69,404,565, 2.50% - 5.00%, 3/01/26 - 3/01/46)	68,070	68,000
6/8/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $51,014,863, 3.00% - 4.00%, 10/01/29 - 6/01/45)	50,051	50,000
6/16/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $52,031,240, 3.00% - 6.00%, 1/01/27 - 6/01/45)	51,052	51,000
0.43%, dated:
6/28/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $89,763,983, 3.50%, 1/01/46 - 3/01/46)	88,095	88,000
6/29/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $90,782,211, 3.50%, 1/01/46)	89,096	89,000
6/30/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $68,340,838, 3.00% - 5.00%, 1/01/26 - 5/01/43)	67,072	67,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 6/17/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $313,182,622, 0.00% - 4.50%, 6/01/24 - 5/25/46)	307,182	307,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated:
5/3/16 due 7/6/16 (Collateralized by U.S. Government Obligations valued at $78,589,439, 0.00% - 4.50%, 10/13/16 - 5/20/46)	77,052	77,000
6/16/16 due 8/15/16 (Collateralized by U.S. Government Obligations valued at $175,484,503, 0.00% - 6.00%, 8/18/16 - 2/20/60)	172,109	172,000
0.39%, dated:
6/7/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $111,228,002, 0.63% - 5.00%, 11/01/23 - 5/20/46)	109,070	109,000
6/29/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $90,782,054, 1.63% - 6.00%, 8/31/19 - 6/01/46)	89,062	89,000
0.43%, dated 4/8/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $75,556,084, 1.13% - 5.32%, 1/01/19 - 5/01/46)	74,080	74,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $95,937,659, 3.00% - 3.50%, 1/01/46 - 5/01/46)	94,095	94,000
RBC Capital Markets Corp. at:
0.33%, dated 6/10/16 due 7/7/16:
(Collateralized by U.S. Treasury Obligations valued at $82,640,849, 1.50% - 6.08%, 5/16/26 - 6/01/46)	81,023	81,000
(Collateralized by U.S. Treasury Obligations valued at $103,039,832, 2.19% - 6.00%, 11/01/20 - 6/01/46)	101,029	101,000
0.34%, dated:
5/2/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $67,443,670, 0.00% - 8.50%, 9/25/20 - 6/01/46)	66,037	66,000
5/4/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $147,035,798, 0.00% - 6.00%, 12/01/19 - 6/01/46)	144,084	144,000
5/16/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $188,783,979, 2.00% - 5.00%, 5/16/26 - 6/20/46)	185,110	185,000
5/17/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $94,909,893, 0.00% - 8.50%, 9/25/21 - 6/01/46)	93,055	93,000
6/15/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $103,035,568, 1.88% - 6.00%, 5/01/19 - 6/01/46)	101,029	101,000
0.35%, dated:
6/14/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $102,017,928, 2.50% - 3.50%, 5/16/26 - 6/01/46)	100,049	100,000
6/29/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $113,222,520, 2.13% - 4.50%, 1/01/21 - 6/20/46)	111,067	111,000
0.37%, dated 5/23/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $50,006,460, 0.00% - 4.50%, 1/01/21 - 6/20/46)	49,029	49,000
Wells Fargo Securities, LLC at:
0.44%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $57,120,698, 4.50%, 3/20/46)	56,005	56,000
0.45%, dated:
4/6/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $55,139,212, 2.50% - 4.50%, 6/20/45 - 3/20/46)	54,062	54,000
4/7/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $126,479,867, 2.50% - 4.00%, 3/20/45 - 6/20/46)	123,140	123,000
4/11/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $37,778,212, 2.00% - 5.00%, 11/20/45 - 3/20/46)	37,042	37,000
6/28/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $337,632,661, 2.50% - 6.00%, 2/20/19 - 6/20/46)	331,029	331,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $6,496,804)		6,496,804

U.S. Treasury Repurchase Agreement - 26.5%
With:
Barclays Capital, Inc. at 0.42%, dated 6/30/16 due 7/1/16:
(Collateralized by U.S. Treasury Obligations valued at $212,600,077, 0.00% - 6.38%, 7/21/16 - 2/15/29)	208,431	208,429
(Collateralized by U.S. Treasury Obligations valued at $31,620,428, 0.00% - 1.63%, 9/15/16 - 11/15/22)	31,000	31,000
BNP Paribas, S.A. at:
0.32%, dated 6/8/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $184,537,236, 0.00% - 6.75%, 7/21/16 - 11/15/45)	180,048	180,000
0.34%, dated 5/31/16 due 7/6/16 (Collateralized by U.S. Treasury Obligations valued at $1,210,353,974, 0.30% - 7.13%, 8/31/16 - 11/15/45)	1,182,402	1,182,000
Deutsche Bank Securities, Inc. at:
0.42%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $288,935,933, 2.13% - 3.13%, 12/31/22 - 11/15/41)	281,003	281,000
0.45%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $236,772,998, 0.00% - 3.00%, 9/01/16 - 11/15/45)	230,003	230,000
Federal Reserve Bank of New York at 0.25%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $9,774,067,911, 1.38% - 4.75%, 1/31/20 - 2/15/37)	9,774,068	9,774,000
Prudential Insurance Co. of America at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $435,005,243, 1.00% - 8.13%, 7/31/19 - 5/15/25)	424,820	424,815
RBC Capital Markets Corp. at:
0.31%, dated 6/27/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $573,631,104, 0.33% - 9.00%, 8/15/16 - 5/15/44)	562,145	562,000
0.33%, dated 6/28/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $586,344,780, 0.88% - 7.13%, 3/31/18 - 8/15/44)	574,326	574,000
Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $317,584,534, 1.75%, 2/28/22 - 4/30/22)	311,008	311,000
0.45%, dated 6/30/16 due 7/5/16:
(Collateralized by U.S. Treasury Obligations valued at $79,069,136, 2.13%, 8/31/20)	77,005	77,000
(Collateralized by U.S. Treasury Obligations valued at $80,143,323, 3.63%, 8/15/43)	77,005	77,000
0.47%, dated 6/28/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $76,438,370, 1.63%, 2/15/26)	75,003	75,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.41%, dated 5/27/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $158,525,451, 2.13%, 8/31/20)	154,641	154,580
0.43%, dated:
5/31/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $161,673,406, 2.63% - 3.75%, 11/15/18 - 8/15/20)	157,878	157,813
6/2/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $64,000,426, 2.38%, 8/15/24)	62,479	62,453
0.45%, dated:
6/3/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $164,595,074, 3.75%, 11/15/18)	160,757	160,687
6/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $159,143,569, 3.25%, 3/31/17)	154,666	154,599
0.46%, dated:
6/14/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $199,196,311, 2.63% - 3.75%, 11/15/18 - 8/15/20)	194,082	193,995
6/21/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $194,859,266, 3.00%, 2/28/17)	189,150	189,065
6/22/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $67,647,068, 0.88% - 2.50%, 12/31/16 - 5/15/24)	66,425	66,395
6/29/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $66,680,753, 2.25%, 11/15/24)	65,473	65,444
7/1/16 due 7/7/16(c)	198,676	198,587
7/5/16 due 7/7/16(c)	201,766	201,676
Wells Fargo Securities, LLC at 0.4%, dated:
4/4/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $37,776,976, 0.88%, 1/31/17)	37,038	37,000
4/6/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $55,132,689, 0.88%, 1/31/17)	54,055	54,000
4/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $27,566,044, 0.88%, 8/15/17)	27,027	27,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $15,710,538)		15,710,538
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $59,859,229)		59,859,229
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(583,212)
NET ASSETS - 100%		$59,276,017

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$759,000 due 7/01/16 at 0.41%
BNP Paribas, S.A.	$261
Citibank NA	200
HSBC Securities (USA), Inc.	170
ING Financial Markets LLC	9
Merrill Lynch, Pierce, Fenner & Smith, Inc.	119
$759
$2,803,045,000 due 7/01/16 at 0.44%
BNP Paribas, S.A.	42,785
Bank of America NA	818,641
Credit Agricole CIB New York Branch	191,693
ING Financial Markets LLC	65,777
J.P. Morgan Securities, Inc.	405,186
Mizuho Securities USA, Inc.	196,203
Societe Generale	73,178
Wells Fargo Securities LLC	1,009,582
$2,803,045

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $59,859,229,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

June 30, 2016

DOM-QTLY-0816
1.803301.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.7%
Citibank NA
9/6/16	0.68%	$400,000	$400,000
State Street Bank & Trust Co.
11/28/16	0.91	159,000	159,000
Wells Fargo Bank NA
7/20/16 to 11/4/16	0.63 to 0.91	2,395,000	2,395,000
			2,954,000
London Branch, Eurodollar, Foreign Banks - 2.1%
Mitsubishi UFJ Trust & Banking Corp.
7/15/16 to 9/8/16	0.71	570,000	570,000
Sumitomo Mitsui Trust Bank Ltd.
7/11/16 to 7/15/16	0.83	575,000	575,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
9/9/16	0.73	190,000	190,000
			1,335,000
New York Branch, Yankee Dollar, Foreign Banks - 35.0%
Bank of Montreal Chicago CD Program
7/5/16 to 11/10/16	0.50 to 0.80 (b)	1,895,000	1,895,000
Bank of Nova Scotia
7/6/16 to 1/3/17	0.81 to 0.88 (b)	1,561,000	1,561,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/7/16 to 9/22/16	0.42 to 0.75	2,228,000	2,228,001
BNP Paribas New York Branch
7/5/16 to 9/8/16	0.59 to 0.71	1,224,000	1,224,000
Canadian Imperial Bank of Commerce
7/22/16 to 1/20/17	0.77 to 0.89 (b)	1,688,000	1,688,000
Credit Agricole CIB
9/15/16	0.62	500,000	500,000
Credit Industriel et Commercial
9/1/16 to 9/12/16	0.63 to 0.66	1,425,000	1,425,000
DZ BANK AG
8/22/16	0.50	600,000	600,000
Mitsubishi UFJ Trust & Banking Corp.
8/24/16 to 8/25/16	0.67 to 0.75	330,000	330,012
Mizuho Corporate Bank Ltd.
7/1/16 to 7/18/16	0.45 to 0.75	2,299,500	2,299,500
Natexis Banques Populaires New York Branch
8/31/16 to 9/8/16	0.63 to 0.65	1,025,000	1,025,000
Sumitomo Mitsui Banking Corp.
7/1/16 to 9/15/16	0.45 to 0.73	3,208,700	3,208,699
Sumitomo Mitsui Trust Bank Ltd.
7/1/16 to 9/12/16	0.40 to 0.75	2,342,000	2,342,000
Toronto-Dominion Bank
9/16/16	0.60	500,000	500,000
Toronto-Dominion Bank New York Branch
2/1/17	0.89 (b)	200,000	200,000
UBS AG
7/6/16 to 12/9/16	0.84 to 0.89 (b)	1,165,000	1,165,000
			22,191,212
TOTAL CERTIFICATE OF DEPOSIT
(Cost $26,480,212)			26,480,212

Financial Company Commercial Paper - 10.9%
ABN AMRO Funding U.S.A. LLC
9/13/16	0.63	133,000	132,828
Australia & New Zealand Banking Group Ltd. Singapore Branch
9/20/16	0.62	200,000	199,721
Bank of Nova Scotia
12/5/16	0.87 (b)	265,000	265,000
BNP Paribas Dublin Branch
7/1/16 to 8/4/16	0.41 to 0.59	1,456,540	1,456,255
BNP Paribas Fortis
8/5/16	0.59	500,000	499,713
BPCE SA
7/7/16 to 9/7/16	0.65 to 0.71	1,101,000	1,100,187
Caisse centrale Desjardins
9/8/16 to 9/16/16	0.64	417,000	416,458
Credit Suisse AG
8/2/16 to 8/3/16	0.90 to 1.01	830,500	829,793
DNB Bank ASA
7/15/16	0.67	500,000	499,870
National Australia Bank Ltd.
10/3/16	0.65	250,000	249,576
Societe Generale
7/5/16	0.47	600,800	600,769
Toronto Dominion Holdings (U.S.A.)
9/27/16	0.59	485,000	484,301
Toyota Motor Credit Corp.
11/8/16	0.80 (b)	200,000	200,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $6,934,471)			6,934,471

Asset Backed Commercial Paper - 0.5%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
8/29/16	0.60	225,000	224,779
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

8/22/16	0.61	50,000	49,956
8/22/16	0.61	50,000	49,956
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $324,691)			324,691

U.S. Treasury Debt - 1.2%
U.S. Treasury Obligations - 1.2%
U.S. Treasury Notes
8/31/16 to 4/30/18
(Cost $750,030)	0.43 to 0.47 (b)	750,000	750,030

Other Instrument - 0.6%
Master Notes - 0.6%
Toyota Motor Credit Corp.
7/7/16
(Cost $360,000)	0.78 (b)	360,000	360,000

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/16	0.45 (b)	37,000	37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable 7/7/16, LOC Wells Fargo Bank NA, VRDN
7/7/16	0.45 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $62,155)			62,155

U.S. Government Agency Debt - 1.7%
Federal Agencies - 1.7%
Federal Home Loan Bank
7/15/16 to 2/3/17	0.43 to 0.50 (b)	870,000	869,896
Freddie Mac
4/20/17	0.45 (b)	242,000	241,970
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,111,866)			1,111,866

Non-Negotiable Time Deposit - 19.3%
Time Deposits - 19.3%
Australia & New Zealand Banking Group Ltd.
7/1/16	0.41	2,913,000	2,913,000
Credit Agricole CIB
7/1/16	0.32	1,160,000	1,160,000
National Australia Bank Ltd. (TD)
7/1/16	0.30	742,000	742,000
National Bank of Canada (TD)
7/1/16	0.28	185,000	185,000
Natixis SA
7/1/16	0.42	990,000	990,000
Nordea Bank AB
7/1/16	0.28 to 0.41	2,596,000	2,596,000
Skandinaviska Enskilda Banken AB
7/1/16	0.29	556,000	556,000
Svenska Handelsbanken AB
7/1/16	0.30	3,100,000	3,100,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $12,242,000)			12,242,000

U.S. Government Agency Repurchase Agreement - 5.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.41% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	$650,549	$650,542
0.44% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	3,000,964	3,000,927
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,651,469)		3,651,469

U.S. Treasury Repurchase Agreement - 6.5%
With:
Barclays Capital, Inc. at 0.42%, dated 6/30/16 due 7/1/16:
(Collateralized by U.S. Treasury Obligations valued at $227,651,439, 0.00% - 3.75%, 7/21/16 - 12/31/21)	223,188	223,185
(Collateralized by U.S. Treasury Obligations valued at $33,660,394, 0.38% - 4.75%, 7/15/16 - 8/15/23)	33,000	33,000
Federal Reserve Bank of New York at 0.25%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $3,252,022,691, 3.50%, 5/15/20)	3,252,023	3,252,000
Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $352,040,559, 1.75% - 2.00%, 9/30/19 - 2/15/25)	344,008	344,000
0.45%, dated 6/30/16 due 7/5/16:
(Collateralized by U.S. Treasury Obligations valued at $84,060,153, 1.75% - 2.13%, 9/30/19 - 8/31/20)	82,005	82,000
(Collateralized by U.S. Treasury Obligations valued at $84,172,496, 2.00%, 2/28/21)	82,005	82,000
0.47%, dated 6/28/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $86,906,263, 1.75%, 9/30/19)	85,003	85,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,101,185)		4,101,185

Other Repurchase Agreement - 11.8%
Other Repurchase Agreement - 11.8%
With:
Citigroup Global Markets, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $35,640,461)	33,000	33,000
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 6/17/16 due 9/30/16 (Collateralized by Corporate Obligations valued at $1,398,370,869, 0.00% - 51.81%, 6/25/18 - 12/25/65)	1,289,685	1,285,000
HSBC Securities, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $176,401,345, 1.75% - 9.25%, 8/15/16 - 12/01/45)	168,002	168,000
ING Financial Markets LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $199,802,400)	185,002	185,000
0.51%, dated 6/30/16 due 7/1/16:
(Collateralized by Corporate Obligations valued at $57,240,959, 7.00% - 13.00%, 6/15/20 - 6/01/23)	53,001	53,000
(Collateralized by Corporate Obligations valued at $16,200,459, 6.13% - 6.63%, 8/15/20 - 2/15/21)	15,000	15,000
J.P. Morgan Clearing Corp. at 1.29%, dated 5/3/16 due 9/28/16 (Collateralized by Equity Securities valued at $435,032,188) (b)(c)	402,598	400,000
J.P. Morgan Securities, LLC at:
0.38%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $380,325,564, 0.00% - 8.63%, 7/06/16 - 3/16/58)	370,004	370,000
0.55%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $343,965,391, 1.13% - 3.13%, 2/28/21 - 11/15/41)	335,036	335,000
1.29%, dated:
3/2/16 due 8/29/16 (Collateralized by Mortgage Loan Obligations valued at $325,390,905, 0.65% - 6.88%, 6/25/20 - 2/12/51) (b)(c)	301,938	300,000
5/18/16 due 9/28/16 (Collateralized by Mortgage Loan Obligations valued at $453,216,493, 0.00% - 107.07%, 2/20/35 - 12/11/49)(b)(c)	421,707	419,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.52%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $345,054,984, 0.00% - 11.10%, 8/25/18 - 6/20/66)	335,034	335,000
0.74%, dated 6/15/16 due 7/7/16 (Collateralized by Commercial Paper valued at $369,149,167, 7/5/16 - 5/5/17)	358,221	358,000
1.31%, dated 6/10/16 due 9/8/16 (Collateralized by Equity Securities valued at $134,022,361)	124,406	124,000
1.35%, dated 5/13/16 due 8/11/16 (Collateralized by Corporate Obligations valued at $495,763,493, 0.85% - 6.88%, 7/18/25 - 9/25/57)	460,549	459,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.65%, dated 6/23/16 due 7/7/16 (Collateralized by Equity Securities valued at $47,521,969)	44,011	44,000
0.68%, dated 6/3/16 due 7/6/16 (Collateralized by Equity Securities valued at $38,900,564)	36,022	36,000
Mizuho Securities U.S.A., Inc. at:
0.41%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $252,439,546, 0.00% - 10.43%, 6/25/20 - 6/20/46)	247,003	247,000
0.6%, dated:
6/21/16 due 7/5/16 (Collateralized by Equity Securities valued at $70,211,712)	65,015	65,000
6/24/16 due 7/7/16 (Collateralized by Equity Securities valued at $160,938,782)	149,035	149,000
6/28/16 due 7/7/16 (Collateralized by Equity Securities valued at $72,363,619)	67,016	67,000
6/29/16 due 7/7/16 (Collateralized by Equity Securities valued at $73,442,458)	68,016	68,000
6/30/16 due 7/7/16 (Collateralized by Equity Securities valued at $181,443,114)	168,039	168,000
0.77%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $33,990,727, 1.70% - 6.00%, 7/25/45 - 5/25/46)	33,010	33,000
1.5%, dated 5/2/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $51,266,332, 1.06% - 8.25%, 12/15/22 - 4/17/23)	48,182	48,000
1.53%, dated 5/3/16 due 8/31/16 (Collateralized by Corporate Obligations valued at $58,446,953, 1.27% - 8.25%, 4/17/23 - 11/01/26)	55,281	55,000
RBC Capital Markets Co. at:
0.6%, dated 6/21/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $200,470,833, 0.00% - 11.37%, 10/01/20 - 1/20/65)	195,098	195,000
0.66%, dated 4/25/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $188,613,465, 0.00% - 30.67%, 11/01/20 - 5/01/46)	183,295	183,000
0.8%, dated 6/14/16 due 7/7/16 (Collateralized by Municipal Bond Obligations valued at $196,613,389, 4.00% - 5.00%, 8/01/30 - 12/01/44)	187,374	187,000
SG Americas Securities, LLC at 0.76%, dated:
6/28/16 due 7/5/16 (Collateralized by Corporate Obligations valued at $143,806,528, 0.00% - 10.00%, 3/15/17 - 3/29/67)	135,020	135,000
6/29/16 due 7/6/16 (Collateralized by Corporate Obligations valued at $143,889,299, 2.00% - 9.10%, 9/15/17 - 9/01/42)	135,020	135,000
Wells Fargo Securities, LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $264,603,183)	245,003	245,000
0.48%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $250,563,378, 0.00% - 6.51%, 7/15/18 - 8/15/56)	232,003	232,000
0.6%, dated 6/24/16 due 7/1/16 (Collateralized by Equity Securities valued at $149,057,389)	138,016	138,000
1.32%, dated 5/10/16 due 8/8/16 (Collateralized by Equity Securities valued at $203,427,131)	188,620	188,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $ 7,457,000)		7,457,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $63,475,079)		63,475,079
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(79,907)
NET ASSETS - 100%		$63,395,172

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$650,542,000 due 7/01/16 at 0.41%
BNP Paribas, S.A.	$223,582
Citibank NA	171,544
HSBC Securities (USA), Inc.	145,871
ING Financial Markets LLC	7,294
Merrill Lynch, Pierce, Fenner & Smith, Inc.	102,251
$650,542
$3,000,927,000 due 7/01/16 at 0.44%
BNP Paribas, S.A.	45,805
Bank of America NA	876,433
Credit Agricole CIB New York Branch	205,225
ING Financial Markets LLC	70,420
J.P. Morgan Securities, Inc.	433,790
Mizuho Securities USA, Inc.	210,054
Societe Generale	78,344
Wells Fargo Securities LLC	1,080,856
$3,000,927

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $63,475,079,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

June 30, 2016

IYT-QTLY-0816
1.9871324.100

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 10.4%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.4%
Landesbank Baden-Wuerttemberg New York Branch
7/8/16	0.43%	$2,000,000	$2,000,000
Sumitomo Mitsui Banking Corp.
7/5/16 to 7/8/16	0.40 to 0.47	2,000,000	2,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,000,000)			4,000,000

Financial Company Commercial Paper - 20.5%
Bayerische Landesbank
7/5/16 to 7/7/16	0.50	2,000,000	1,999,858
BNP Paribas New York Branch
7/6/16	0.43	1,365,000	1,364,918
Credit Agricole CIB
7/1/16	0.32	2,000,000	2,000,000
Societe Generale
7/5/16	0.47	1,200,000	1,199,937
UBS Finance, Inc.
7/5/16	0.42	1,365,000	1,364,936
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $7,929,649)			7,929,649

Asset Backed Commercial Paper - 11.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
7/7/16	0.50	1,365,000	1,364,886
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/7/16		1,200,000	1,199,900
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

7/5/16	0.50	1,200,000	1,199,933
7/8/16	0.57	800,000	799,911
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $4,564,630)			4,564,630

Non-Financial Company Commercial Paper - 11.4%
Archer Daniels Midland Co.
7/1/16	0.30	2,001,000	2,001,002
Florida Power & Light Co.
7/6/16	0.60	1,200,000	1,199,900
UnitedHealth Group, Inc.
7/6/16	0.65	1,200,000	1,199,892
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $4,400,794)			4,400,794

Non-Negotiable Time Deposit - 11.6%
Time Deposits - 11.6%
Barclays Bank PLC
7/1/16	0.50	2,001,000	2,001,000
Citizens Bank NA
7/1/16	0.50	1,100,000	1,100,000
Natixis SA
7/1/16	0.42	1,400,000	1,400,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,501,000)			4,501,000

U.S. Government Agency Repurchase Agreement - 0.1%
	Maturity Amount	Value
In a joint trading account at 0.45% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $25,000)	$25,000	$25,000

U.S. Treasury Repurchase Agreement - 8.1%
With:
Barclays Capital, Inc. at 0.42%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $123,370, 0.00% - 3.00%, 8/18/16 - 11/15/45)	120,001	120,000
Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,024,052, 1.75%, 9/30/19)	1,000,024	1,000,000
0.45%, dated 6/30/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $1,026,713, 2.00%, 2/28/21)	1,000,063	1,000,000
0.47%, dated 6/28/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,023,013, 1.75%, 9/30/19)	1,000,039	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,120,000)		3,120,000

Other Repurchase Agreement - 29.7%
Other Repurchase Agreement - 29.7%
With:
Citigroup Global Markets, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $1,080,054)	1,000,012	1,000,000
HSBC Securities, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $1,052,046, 6.35%, 10/15/45)	1,000,012	1,000,000
ING Financial Markets LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $1,080,046)	1,000,012	1,000,000
0.51%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $1,082,594, 6.38%, 10/15/36)	1,000,014	1,000,000
J.P. Morgan Securities, LLC at:
0.38%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $1,020,169, 5.00% - 7.50%, 11/1/19 - 4/1/23)	1,000,011	1,000,000
0.55%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $1,031,203, 3.50%, 6/25/46)	1,000,107	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.52%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $1,030,015, 5.70%, 10/25/39)	1,000,101	1,000,000
Mizuho Securities U.S.A., Inc. at:
0.41%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $515,006, 10.43%, 6/15/27)	501,006	500,000
0.6%, dated 6/30/16 due 7/7/16 (Collateralized by Equity Securities valued at $540,025)	500,117	500,000
0.77%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $1,030,022, 5.20%, 5/25/45)	1,000,299	1,000,000
RBC Capital Markets Co. at 0.6%, dated 6/21/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $510,777, 0.00% - 5.65%, 10/01/28 - 6/01/46)	500,250	500,000
Wells Fargo Securities, LLC at:
0.48%, dated 6/30/16 due 7/1/16 (Collateralized by Mortgage Loan Obligations valued at $1,080,014, 3.49%, 2/25/37)	1,000,013	1,000,000
0.6%, dated 6/24/16 due 7/1/16 (Collateralized by Equity Securities valued at $1,080,128)	1,000,117	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $11,500,000)		11,500,000
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $40,041,073)		40,041,073
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(1,374,524)
NET ASSETS - 100%		$38,666,549

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value

$25,000 due 7/01/16 at 0.45%
Bank of America NA	$4,810
BNY Mellon Capital Markets LLC	876
Citibank NA	2,502
Credit Agricole CIB New York Branch	1,709
J.P. Morgan Securities, Inc.	3,624
Mizuho Securities USA, Inc.	1,747
Societe Generale	716
Wells Fargo Bank, NA	1,439
Wells Fargo Securities LLC	7,577
$25,000

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $40,041,073.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

June 30, 2016

TAX-QTLY-0816
1.803304.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.42% 7/7/16, LOC Bank of America NA, VRDN (a)	$7,900	$7,900
Arizona - 0.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.4% 7/7/16, VRDN (a)	25	25
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.45% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,520	2,520
Connecticut - 1.0%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.42% 7/7/16, LOC Bank of America NA, VRDN (a)	4,000	4,000
Connecticut Hsg. Fin. Auth. Series 2011 C1, 0.42% 7/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,235	8,235
		12,235
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.45% 7/7/16, LOC Freddie Mac, VRDN (a)	3,150	3,150
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.47% 7/7/16, LOC Bank of America NA, VRDN (a)	1,290	1,290
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 C, 0.41% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,050	4,050
		8,490
Florida - 0.6%
Palm Beach County Rev. (Planned Parenthood Proj.) Series 2002, 0.46% 7/7/16, LOC Northern Trust Co., VRDN (a)	2,600	2,600
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,835	3,835
		6,435
Georgia - 1.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.43% 7/7/16, LOC Bank of America NA, VRDN (a)	2,600	2,600
Series 2010 B, 0.43% 7/7/16, LOC Bank of America NA, VRDN (a)	1,605	1,605
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.48% 7/1/16, VRDN (a)	4,300	4,300
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.43% 7/7/16, LOC Northern Trust Co., VRDN (a)	3,900	3,900
		12,405
Illinois - 5.5%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.43% 7/7/16, LOC Northern Trust Co., VRDN (a)	400	400
(Latin School Proj.) Series 2005 B, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,425	4,425
(The Carle Foundation Proj.) Series 2009 D, 0.43% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B2, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (a)	25,200	25,200
Series 2003 B3, 0.42% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,350	9,350
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.43% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,500	9,500
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.43% 7/7/16, LOC Freddie Mac, VRDN (a)	6,000	6,000
		64,875
Indiana - 1.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 G, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	360	360
(Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.4% 7/7/16, LOC Bank of America NA, VRDN (a)	5,795	5,795
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (a)	4,000	4,000
		14,155
Iowa - 1.9%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.44% 7/7/16, VRDN (a)	21,800	21,800
Louisiana - 1.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.44% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,700	11,700
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.47% 7/7/16, LOC Bank of America NA, VRDN (a)	1,880	1,880
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.42% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,900	3,900
Series 2011, 0.44% 7/7/16, LOC Bank of Nova Scotia, VRDN (a)	5,000	5,000
		22,480
Massachusetts - 0.9%
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.42% 7/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,000	11,000
Michigan - 1.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.42% 7/7/16, LOC Bank of America NA, VRDN (a)	21,370	21,370
Mississippi - 1.1%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.44% 7/7/16, LOC Bank of America NA, VRDN (a)	10,150	10,150
		12,550
Nevada - 0.5%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.47% 7/7/16, LOC Bank of America NA, VRDN (a)	1,000	1,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.42% 7/7/16, LOC MUFG Union Bank NA, VRDN (a)	5,150	5,150
		6,150
New York - 6.4%
Nassau Health Care Corp. Rev. Series 2009 C1, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,855	7,855
New York City Gen. Oblig. Series 2013 A5, 0.42% 7/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	20,000	20,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB1, 0.41% 7/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,300	5,300
New York City Transitional Fin. Auth. Rev.:
Series 2003 1E, 0.42% 7/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	9,610	9,610
Series 2003 A2, 0.41% 7/5/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
New York Dorm. Auth. Revs. (Rockefeller Univ. Proj.) Series 2009 B, 0.45% 7/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,400	3,400
New York Hsg. Fin. Agcy. Rev.:
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.42% 7/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,700	4,700
Series 2013 A1, 0.45% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,600	17,600
Series 2015 A1, 0.4% 7/7/16, LOC Bank of New York, New York, VRDN (a)	3,500	3,500
		74,965
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.43% 7/7/16, LOC Bank of America NA, VRDN (a)	1,600	1,600
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.42% 7/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,030	1,030
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.44% 7/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	2,700	2,700
Piedmont Triad Arpt. Auth. Series 2008 A, 0.44% 7/7/16, LOC Branch Banking & Trust Co., VRDN (a)	2,595	2,595
Wake County Gen. Oblig. Series 2003 C, 0.39% 7/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,700	3,700
		11,625
Ohio - 1.3%
Franklin County Hosp. Rev. Series 2009 A, 0.42% 7/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,000	9,000
Ohio Air Quality Dev. Auth. Rev. (TimkenSteel Proj.) Series 2003, 0.42% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 C, 0.41% 7/7/16, VRDN (a)	3,100	3,100
		15,600
Pennsylvania - 1.3%
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.5% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,375	8,375
Indiana County Hosp. Auth. Series 2014 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (a)	455	455
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 B, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (a)	3,395	3,395
		15,625
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (New England Institute of Technology Proj.) Series 2008, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (a)	4,830	4,830
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.43% 7/7/16, LOC Bank of New York, New York, VRDN (a)	2,875	2,875
Tennessee - 0.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.46% 7/7/16, LOC Bank of America NA, VRDN (a)	1,895	1,895
Series 2005, 0.42% 7/1/16, LOC Bank of America NA, VRDN (a)	2,630	2,630
		4,525
Texas - 1.6%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.42% 7/7/16, LOC Bank of America NA, VRDN (a)	5,050	5,050
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.51% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,425	5,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.45% 7/7/16 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.45% 7/7/16 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 C, 0.46% 7/7/16, LOC Northern Trust Co., VRDN (a)	2,900	2,900
		18,375
Virginia - 0.1%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.42% 7/1/16, LOC Bank of America NA, VRDN (a)	1,480	1,480
Washington - 0.6%
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.43% 7/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,700	6,700
Wyoming - 0.5%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.42% 7/7/16, LOC Bank of Nova Scotia, VRDN (a)	5,310	5,310
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $386,300)		386,300

Tender Option Bond - 19.7%
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Arizona - 0.6%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series 16 XM 02 45, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,605	3,605
		6,605
California - 0.6%
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.61%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.46% 7/7/16 (Liquidity Facility Bank of America NA) (a)(b)	4,980	4,980
		6,380
Colorado - 0.3%
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.56%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
Participating VRDN Series RBC O 70, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,800	1,800
		3,500
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0091, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	390	390
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,155	7,155
Florida - 0.5%
Central Florida Bonds Series RBC E 62, 0.58%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	700	700
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,625	5,625
		6,325
Georgia - 0.1%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.41% 7/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,200	1,200
Illinois - 1.0%
Illinois Fin. Auth. Rev. Participating VRDN:
Series Putters 0022, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,795	3,795
Series Putters 3379, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.49% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
Series 15 XF2202, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,150	1,150
		11,440
Indiana - 0.4%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.57%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,600	4,600
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.45% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	6,600	6,600
Massachusetts - 0.2%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,630	2,630
Michigan - 0.7%
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.46% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,625	6,625
		8,625
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,345	5,345
New York - 3.2%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 14 0043, 0.44% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	14,800	14,800
Series ROC II R 11916, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,235	1,235
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,800	3,800
Series ROC II R 14022, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,185	2,185
New York Dorm. Auth. Revs. Participating VRDN Series Putters 1955, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
		37,920
North Carolina - 1.6%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,705	2,705
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.44% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	8,800	8,800
Series EGL 14 0052, 0.44% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,850	2,850
Series MS 15 ZM0105, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,185	2,185
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
		18,540
Oklahoma - 0.4%
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,445	4,445
Oregon - 0.3%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Pennsylvania - 0.4%
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,300	4,300
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.44% 7/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	5,000	5,000
South Carolina - 0.2%
Tender Option Bond Trust Receipts Participating VRDN Series XG 0046, 0.49% 7/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,800	2,800
Tennessee - 0.2%
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.51% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Texas - 4.5%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,390	3,390
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995	2,995
Series Putters 3742, 0.46% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.45% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Tender Option Bond Trust Receipts Participating VRDN Series 16 XM 02 40, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,300	1,300
		52,685
Utah - 0.6%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 0.61%, tender 8/4/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.44% 7/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,400	1,400
		6,930
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	600	600
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.46% 7/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	900	900
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.61%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,250	1,250
Series 16 XM0219, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,335	4,335
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,625	4,625
		17,095
TOTAL TENDER OPTION BOND
(Cost $230,010)		230,010

Other Municipal Security - 33.2%
Alaska - 0.6%
Anchorage Gen. Oblig. TAN 2% 9/15/16	7,000	7,022
Arizona - 0.6%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2009, 5% 7/1/16	1,000	1,000
Pima County Swr. Sys. Rev. Bonds Series 2011 A, 5% 7/1/16	2,870	2,870
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.52% 8/2/16, CP	1,200	1,200
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	2,010	2,010
		7,080
California - 3.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.5%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,800	3,800
Series 2010 B, 0.49%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,560	2,560
Kern County Gen. Oblig. TRAN Series 2016, 2% 3/15/17 (d)	1,200	1,212
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17 (d)	3,100	3,172
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.44% 7/1/16 (Liquidity Facility Wells Fargo Bank NA), CP	1,200	1,200
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17 (d)	12,800	13,088
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds Series 2016 B, 2% 11/1/16	1,700	1,709
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17 (d)	7,200	7,365
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Bonds Series 2016 B, 5% 8/1/16	2,100	2,108
		36,214
Colorado - 1.4%
Colorado Springs Utils. Rev.:
Series A, 0.46% 7/5/16, LOC Bank of America NA, CP	5,800	5,800
Series B, 0.44% 7/5/16, LOC Bank of America NA, CP	800	800
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.66%, tender 1/26/17 (a)	4,500	4,500
Series 2015 C, 0.66%, tender 1/26/17 (a)	5,200	5,200
		16,300
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.51% 7/1/16 (a)	1,635	1,635
Series 2016 A, 3% 3/15/17	2,000	2,034
		3,669
District Of Columbia - 0.3%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	1,000	1,003
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.44% 7/1/16, LOC JPMorgan Chase Bank, CP	1,000	1,000
0.5% 8/3/16, LOC JPMorgan Chase Bank, CP	2,000	2,000
		4,003
Florida - 2.6%
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 0.46% 8/3/16, LOC JPMorgan Chase Bank, CP	2,000	2,000
Series 2011 A1, 0.48% 7/6/16, LOC JPMorgan Chase Bank, CP	2,500	2,500
Series A1, 0.47% 7/6/16, LOC JPMorgan Chase Bank, CP	2,000	2,000
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.47% 7/28/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
0.5% 7/28/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,900	1,900
Miami-Dade County Wtr. & Swr. Rev. Series B1, 0.48% 8/3/16, LOC Sumitomo Mitsui Banking Corp., CP	900	900
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.66%, tender 1/26/17 (a)	10,300	10,300
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.71%, tender 1/26/17 (a)	1,000	1,000
Series 2014 A1, 0.66%, tender 1/26/17 (a)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.71%, tender 1/26/17 (a)	5,300	5,300
		30,300
Georgia - 1.1%
Fulton County Gen. Oblig. TAN 1% 12/30/16	4,600	4,610
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 0.43% 7/8/16, LOC TD Banknorth, NA, CP	2,400	2,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	3,700	3,700
Series 2010 A2, 0.49%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	2,900	2,900
		13,610
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17 (d)	5,700	5,772
Illinois - 1.4%
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.45% 7/8/16, LOC PNC Bank NA, CP	1,200	1,200
Series LOY:
0.45% 8/4/16, LOC PNC Bank NA, CP	1,100	1,100
0.52% 9/1/16, LOC PNC Bank NA, CP	1,300	1,300
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.71%, tender 1/26/17 (a)	600	600
(Hosp. Sister Svcs. Proj.):
Series 2012 H, 0.45% tender 7/8/16, CP mode	1,200	1,200
Series 2012 I, 0.45% tender 7/8/16, CP mode	1,200	1,200
Series 2016 D, 4% 2/15/17	1,000	1,020
0.52% tender 9/1/16, CP mode	2,100	2,100
0.52% tender 9/9/16, CP mode	2,500	2,500
0.54% tender 9/16/16, CP mode	700	700
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.35%, tender 7/21/16 (a)	4,125	4,125
		17,045
Indiana - 0.5%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	2,500	2,531
Indianapolis Gas Util. Sys. Rev.:
0.46% 7/18/16, LOC JPMorgan Chase Bank, CP	1,200	1,200
0.53% 8/3/16, LOC JPMorgan Chase Bank, CP	1,800	1,800
		5,531
Maryland - 0.8%
Baltimore County Gen. Oblig.:
0.45% 7/8/16 (Liquidity Facility Mizuho Bank Ltd.), CP	2,300	2,300
0.52% 9/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,300	3,300
Montgomery County Gen. Oblig. Bonds:
Series 2008 A, 5% 8/1/16	700	703
Series 2013 MD, 0.6%, tender 9/1/16 (a)	2,700	2,700
		9,003
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Bonds Series 2014, 2% 8/1/16	2,000	2,003
Michigan - 2.7%
Michigan Bldg. Auth. Rev. Series 7, 0.47% 7/7/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,400	1,400
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.68%, tender 1/26/17 (a)	12,000	12,000
0.68%, tender 1/26/17 (a)	6,590	6,590
0.68%, tender 1/26/17 (a)	6,720	6,719
Univ. of Michigan Rev.:
Bonds 0.44% tender 7/18/16, CP mode	1,900	1,900
Series K1:
0.45% 8/4/16, CP	2,100	2,100
0.48% 9/1/16, CP	700	700
0.49% 9/1/16, CP	500	500
		31,909
Minnesota - 1.2%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/16	1,505	1,511
Series 2010 E, 5% 8/1/16	1,125	1,129
5% 8/1/16	1,000	1,004
Univ. of Minnesota Gen. Oblig.:
Series 07C, 0.44% 7/7/16, CP	1,300	1,300
Series 2009 D, 0.45% 7/8/16, CP	6,600	6,600
Univ. of Minnesota Rev. Series A:
0.44% 7/7/16, CP	1,000	1,000
0.45% 8/4/16, CP	1,290	1,290
		13,834
Missouri - 0.6%
Curators of the Univ. of Missouri Series A:
0.45% 8/3/16, CP	1,200	1,200
0.47% 9/7/16, CP	1,200	1,200
0.48% 9/22/16, CP	1,400	1,400
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Bonds (Prairie St Proj.) Series 2007 A, 4.5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	2,300	2,345
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17 (d)	1,300	1,314
		7,459
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A:
0.49% 9/6/16, CP	1,200	1,200
0.51% 7/13/16, CP	1,000	1,000
0.55% 8/2/16, CP	1,200	1,200
0.55% 8/3/16, CP	1,300	1,300
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.52% 8/23/16, CP	700	700
0.57% 8/2/16, CP	700	700
0.57% 8/3/16, CP	800	800
		6,900
Nevada - 0.9%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.48% 7/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.52% 8/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
Series A, 0.53% 9/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
		10,700
New Jersey - 1.4%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	800	808
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	3,000	3,034
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,700	3,723
Middlesex County Gen. Oblig. BAN 2% 6/15/17	1,800	1,822
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	2,700	2,718
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	4,400	4,457
		16,562
New York - 1.0%
New York City Gen. Oblig. Bonds Series 2015 C, 2% 8/1/16	10,135	10,148
New York Pwr. Auth. Series 2, 0.48% 8/4/16, CP	1,600	1,600
		11,748
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 0.66%, tender 1/26/17 (a)	1,200	1,200
Ohio - 0.6%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Hosp. Proj.) Series 2008 B5, 0.5% tender 8/10/16, CP mode	1,600	1,600
0.51% tender 9/6/16, CP mode	1,400	1,400
0.51% tender 9/14/16, CP mode	1,800	1,800
0.51% tender 9/22/16, CP mode	1,800	1,800
Ohio State Univ. Gen. Receipts Rev. Bonds 0.45% tender 7/19/16, CP mode	500	500
		7,100
Oklahoma - 0.5%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.44% 7/26/16, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.45% 7/26/16, LOC State Street Bank & Trust Co., Boston, CP	1,200	1,200
0.47% 7/5/16, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.76%, tender 1/26/17 (a)	1,800	1,800
		5,500
Oregon - 0.3%
Oregon Gen. Oblig. TAN Series 2015 A, 2% 9/15/16	3,500	3,511
Pennsylvania - 0.4%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2015, 2% 8/2/16	3,700	3,705
Bonds Series 2007 B, 0.54% tender 9/1/16, CP mode	700	700
		4,405
South Carolina - 0.6%
Charleston County School District BAN:
4% 11/4/16	2,900	2,935
5% 5/2/17	3,900	4,040
		6,975
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.68%, tender 1/26/17 (a)	3,600	3,600
Texas - 6.4%
Austin Elec. Util. Sys. Rev. Series A, 0.44% 7/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago CD Prog., CP	300	300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.):
Series 2010, 5% 10/1/16	1,295	1,310
Series 2015 2, 0.61%, tender 1/26/17 (a)	2,900	2,900
Series 16B1, 0.43% tender 7/8/16, CP mode	2,200	2,200
Series 16B2, 0.46% tender 8/4/16, CP mode	2,200	2,200
Series 16B3, 0.5% tender 9/6/16, CP mode	2,000	2,000
Harris County Gen. Oblig. Series D:
0.42% 7/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
0.46% 7/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,095	1,095
Harris County Metropolitan Trans. Auth.:
Series A1:
0.5% 7/12/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
0.5% 9/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
0.55% 7/21/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Houston Gen. Oblig. TRAN Series 2016:
2% 6/30/17 (d)	3,200	3,242
3% 6/30/17 (d)	1,300	1,330
5% 6/30/17 (d)	2,300	2,397
Houston Util. Sys. Rev. Series B4, 0.45% 7/14/16, LOC State Street Bank & Trust Co., Boston, CP	900	900
Lower Colorado River Auth. Rev.:
Series A, 0.47% 7/8/16, LOC JPMorgan Chase Bank, CP	1,300	1,300
Series A:
0.45% 7/15/16, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.49% 9/1/16, LOC JPMorgan Chase Bank, CP	1,500	1,500
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2007 B, 5% 2/1/17	1,000	1,026
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.71%, tender 1/26/17 (a)	8,400	8,400
Series 2013 B, 0.71%, tender 1/26/17 (a)	1,800	1,800
Texas A&M Univ. Rev. Series B, 0.45% 8/4/16, CP	700	700
Texas Gen. Oblig. Bonds:
Series 2009 A, 5% 10/1/16	4,550	4,602
Series 2016, 5% 4/1/17	1,400	1,446
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	1,000	1,033
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	3,960	4,089
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.45% 7/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
0.46% 7/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.47% 7/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700	700
0.47% 8/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.47% 8/2/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
0.47% 8/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.47% 8/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.47% 8/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.48% 7/11/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,054	1,054
0.48% 9/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.5% 9/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,700	1,700
0.5% 9/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.52% 8/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.52% 8/18/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
Univ. of Texas Permanent Univ. Fund Rev.:
Series A, 0.52% 8/15/16, CP	1,300	1,300
0.44% 8/1/16, CP	1,200	1,200
Upper Trinity Reg'l. Wtr. District 0.45% 7/8/16, LOC Bank of America NA, CP	1,400	1,400
		75,124
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 2007 A, 5% 7/1/16	1,500	1,500
Virginia - 0.4%
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.52% 8/2/16, CP	1,800	1,800
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/17	1,380	1,416
Virginia Commonwealth Trans. Board Rev. Bonds (Northern Virginia Trans. District Prog.) Series 2012 A, 5% 5/15/17	1,005	1,041
		4,257
Washington - 0.4%
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/17	3,250	3,333
Washington Gen. Oblig. Bonds Series 2013 E, 5% 2/1/17	1,000	1,026
		4,359
Wisconsin - 1.3%
Milwaukee Gen. Oblig.:
Bonds Series 2016 N2, 2% 3/1/17	1,600	1,615
RAN Series 2016 R1, 1.5% 12/20/16	4,400	4,420
Wisconsin Gen. Oblig.:
Bonds Series 2011 2, 4% 11/1/16	1,300	1,315
Series 2013 A, 0.51% 9/1/16 (Liquidity Facility BMO Harris Bank NA), CP	1,400	1,400
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.68%, tender 1/26/17 (a)	3,340	3,340
Wisconsin Trans. Rev.:
Series 13A, 0.47% 7/19/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	800	800
Series 2013 A, 0.48% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
		14,890
TOTAL OTHER MUNICIPAL SECURITY
(Cost $389,085)		389,085
	Shares (000s)	Value (000s)

Investment Company - 17.9%
Fidelity Tax-Free Cash Central Fund, 0.43% (e)(f)
(Cost $209,323)	209,323	209,323
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $1,214,718)		1,214,718
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(43,944)
NET ASSETS - 100%		$1,170,774

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,775,000 or 2.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Central Florida Bonds Series RBC E 62, 0.58%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	6/28/16	$700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.57%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$4,600
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.61%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	6/28/16	$4,445
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$4,300
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.61%, tender 8/4/16 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.56%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	5/26/16	$1,700
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.61%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$225
Total	$225

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $1,214,718,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

June 30, 2016

TO-QTLY-0816
1.803305.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 99.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes
7/15/16	0.35%	$311,587	$312,479
U.S. Treasury Obligations - 97.5%
U.S. Treasury Bills
7/7/16 to 12/22/16	0.22 to 0.51	7,129,271	7,125,460
U.S. Treasury Bonds
11/15/16	0.48	62,000	61,887
U.S. Treasury Notes
7/15/16 to 1/31/18	0.29 to 0.57 (b)	5,373,447	5,383,887
			12,571,234
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $12,883,713)			12,883,713
NET OTHER ASSETS (LIABILITIES) - 0.1%			15,493
NET ASSETS - 100%			$12,899,206

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $12,883,713,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

June 30, 2016

TRES-QTLY-0816
1.803306.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 55.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Notes
7/15/16	0.30 to 0.35%	$842,350	$844,776
U.S. Treasury Obligations - 51.3%
U.S. Treasury Bills
7/7/16 to 12/22/16	0.40 to 0.51	2,454,000	2,450,995
U.S. Treasury Bonds
11/15/16	0.47	32,000	32,834
U.S. Treasury Notes
7/15/16 to 4/30/18	0.29 to 0.57 (b)	8,255,260	8,266,491
			10,750,320
TOTAL U.S. TREASURY DEBT
(Cost $11,595,096)			11,595,096

U.S. Treasury Repurchase Agreement - 45.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.41% dated 6/30/16 due 7/1/16
(Collateralized by U.S. Treasury Obligations) #	$605,589	$605,582
(Collateralized by U.S. Treasury Obligations) #	480,903	480,898
With:
Barclays Capital, Inc. at 0.42%, dated 6/30/16 due 7/1/16:
(Collateralized by U.S. Treasury Obligations valued at $72,681,044, 0.00% - 8.75%, 7/15/16 - 2/15/39)	71,256	71,255
(Collateralized by U.S. Treasury Obligations valued at $11,220,228, 0.00% - 2.75%, 11/10/16 - 12/15/18)	11,000	11,000
BNP Paribas, S.A. at:
0.32%, dated 6/8/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $69,795,218, 0.00% - 8.13%, 7/21/16 - 2/15/45)	68,018	68,000
0.34%, dated:
5/31/16 due 7/6/16 (Collateralized by U.S. Treasury Obligations valued at $441,831,008, 0.00% - 6.13%, 7/14/16 - 11/15/45)	431,147	431,000
6/14/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $306,682,632, 0.00% - 6.75%, 7/21/16 - 11/15/45)	300,176	300,000
0.35%, dated 5/23/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $505,141,596, 0.00% - 8.50%, 7/21/16 - 8/15/45)	492,287	492,000
Deutsche Bank Securities, Inc. at:
0.42%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $98,881,164, 3.13%, 2/15/43)	96,001	96,000
0.45%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $209,102,704, 0.41% - 3.63%, 4/30/18 - 5/15/46)	205,003	205,000
Federal Reserve Bank of New York at 0.25%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,829,033,595, 1.63% - 6.13%, 8/15/22 - 11/15/39)	4,829,034	4,829,000
Prudential Insurance Co. of America at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $148,822,774, 1.00% - 5.38%, 3/31/17 - 2/15/31)	145,330	145,328
RBC Capital Markets Corp. at:
0.31%, dated 6/27/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $211,322,890, 0.50% - 4.50%, 11/30/16 - 8/15/45)	207,053	207,000
0.33%, dated:
6/1/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $594,823,542, 0.88% - 2.25%, 12/31/16 - 11/15/25)	583,182	583,000
6/28/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $205,035,654, 0.75% - 4.50%, 10/15/17 - 8/15/39)	201,114	201,000
Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $111,034,703, 2.25%, 11/15/24 - 11/15/25)	109,003	109,000
0.45%, dated 6/30/16 due 7/5/16:
(Collateralized by U.S. Treasury Obligations valued at $26,699,138, 2.13%, 8/31/20)	26,002	26,000
(Collateralized by U.S. Treasury Obligations valued at $26,689,253, 2.00%, 2/28/21)	26,002	26,000
0.47%, dated 6/28/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $26,583,801, 1.75%, 9/30/19)	26,001	26,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.41%, dated 5/27/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $58,394,228, 2.13%, 8/31/20)	56,964	56,941
0.43%, dated:
5/31/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $61,669,556, 2.63%, 8/15/20),	60,025	60,000
6/2/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $24,111,956, 2.38%, 8/15/24)	23,539	23,529
0.45%, dated:
6/3/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $59,986,005, 3.75%, 11/15/18)	58,531	58,505
6/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $59,703,205, 3.25%, 3/31/17)	58,006	57,981
0.46%, dated:
6/14/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $73,767,146, 2.63%, 8/15/20)	71,826	71,794
6/21/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $70,147,153, 3.00% - 3.88%, 2/28/17 - 5/15/18)	68,401	68,370
6/22/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $23,889,799, 2.50%, 5/15/24)	23,458	23,448
6/29/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $23,927,845, 2.25%, 11/15/24)	23,496	23,485
7/1/16 due 7/7/16(c)	69,653	69,622
7/5/16 due 7/7/16(c)	70,838	70,806
Wells Fargo Securities, LLC at 0.35%, dated 6/2/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $76,521,657, 1.00%, 3/31/17)	75,024	75,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $9,572,544)		9,572,544
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $21,167,640)		21,167,640
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(199,118)
NET ASSETS - 100%		$20,968,522

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)

$605,582,000 due 7/01/16 at 0.41%
BNP Paribas, S.A.	$266,582
Bank of Nova Scotia	200,000
Credit Agricole CIB New York Branch	33,000
J.P. Morgan Securities, Inc.	41,000
Mizuho Securities USA, Inc.	17,000
Wells Fargo Securities LLC	48,000
$605,582
$480,898,000 due 7/01/16 at 0.41%
BNP Paribas, S.A.	354,352
Citibank NA	126,546
$480,898

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $21,167,640,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

June 30, 2016

MMP-QTLY-0816
1.803300.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 35.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.9%
Citibank NA
9/6/16	0.68%	$100,000	$100,000
State Street Bank & Trust Co.
11/28/16	0.91	114,000	114,000
Wells Fargo Bank NA
9/6/16 to 11/4/16	0.65 to 0.91 (b)	629,000	629,012
			843,012
London Branch, Eurodollar, Foreign Banks - 1.7%
Mitsubishi UFJ Trust & Banking Corp.
7/15/16 to 7/18/16	0.70	150,000	150,000
Mizuho Bank Ltd. London Branch
7/1/16 to 7/20/16	0.70 to 0.74	209,000	208,978
			358,978
New York Branch, Yankee Dollar, Foreign Banks - 29.5%
Bank of Montreal Chicago CD Program
11/10/16	0.80 (b)	88,000	88,000
Bank of Nova Scotia
7/6/16 to 1/3/17	0.81 to 0.88 (b)	605,000	605,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/7/16 to 9/2/16	0.42 to 0.77	637,000	637,000
BNP Paribas New York Branch
9/8/16	0.65	150,000	150,000
Canadian Imperial Bank of Commerce
7/22/16 to 1/20/17	0.77 to 0.89 (b)	600,000	600,000
Credit Industriel et Commercial
9/2/16 to 9/12/16	0.63 to 0.66	300,000	300,000
Credit Suisse AG
10/3/16	0.83	150,000	150,000
Mitsubishi UFJ Trust & Banking Corp.
8/24/16 to 8/29/16	0.67 to 0.69	250,000	250,000
Mizuho Corporate Bank Ltd.
7/6/16 to 7/13/16	0.45 to 0.65	474,000	474,000
Natexis Banques Populaires New York Branch
8/31/16 to 9/2/16	0.63 to 0.65	250,000	250,000
Royal Bank of Canada
11/7/16	0.83 (b)	100,000	100,000
Sumitomo Mitsui Banking Corp.
7/8/16 to 9/23/16	0.40 to 0.75	1,113,000	1,113,000
Sumitomo Mitsui Trust Bank Ltd.
7/8/16 to 9/12/16	0.40 to 0.75	1,113,000	1,113,000
Toronto-Dominion Bank New York Branch
2/1/17	0.89 (b)	150,000	150,000
UBS AG
9/9/16 to 12/9/16	0.84 to 0.88 (b)	440,000	440,000
			6,420,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $7,621,990)			7,621,990

Financial Company Commercial Paper - 6.3%
Bank of Nova Scotia
12/5/16	0.87 (b)	150,000	150,000
BNP Paribas Dublin Branch
7/6/16	0.43	318,000	317,981
BPCE SA
8/1/16	0.71	117,000	116,928
Caisse centrale Desjardins
9/9/16	0.64	150,000	149,813
Credit Suisse AG
8/2/16	1.01	150,000	149,867
Societe Generale
7/5/16	0.47	230,000	229,988
Toronto Dominion Holdings (U.S.A.)
9/27/16	0.59	100,000	99,856
Toyota Motor Credit Corp.
11/8/16 to 11/9/16	0.80(b)	150,000	150,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,364,433)			1,364,433

Asset Backed Commercial Paper - 1.9%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
8/29/16	0.60	75,000	74,926
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/1/16	0.50	89,761	89,761
7/5/16	0.50	106,628	106,622
7/7/16	0.48	139,500	139,489
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $410,798)			410,798

Non-Financial Company Commercial Paper - 0.9%
UnitedHealth Group, Inc.
8/5/16 to 8/8/16
(Cost $199,853)	0.72	200,000	199,853

U.S. Treasury Debt - 3.0%
U.S. Treasury Obligations - 3.0%
U.S. Treasury Notes
10/31/17 to 4/30/18
(Cost $659,948)	0.43 to 0.53 (b)	660,000	659,948

Other Instrument - 1.1%
Master Notes - 1.1%
Toyota Motor Credit Corp.
7/7/16
(Cost $240,000)	0.78 (b)	240,000	240,000

Variable Rate Demand Note - 0.3%
Delaware - 0.3%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/16
(Cost $67,000)	0.45 (b)	67,000	67,000

U.S. Government Agency Debt - 2.6%
Federal Agencies - 2.6%
Fannie Mae
1/26/17	0.47 (b)	210,000	209,988
Freddie Mac
4/20/17	0.45 (b)	358,000	357,956
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $567,944)			567,944

Non-Negotiable Time Deposit - 21.6%
Time Deposits - 21.6%
Australia & New Zealand Banking Group Ltd.
7/1/16	0.41	1,087,000	1,087,000
Credit Agricole CIB
7/1/16	0.32	404,000	404,000
National Australia Bank Ltd. (TD)
7/1/16	0.30	258,000	258,000
National Bank of Canada (TD)
7/1/16	0.28	65,000	65,000
Natixis SA
7/1/16	0.42	720,000	720,000
Nordea Bank AB
7/1/16	0.28 to 0.41	904,000	904,000
Skandinaviska Enskilda Banken AB
7/1/16	0.29	194,000	194,000
Svenska Handelsbanken AB
7/1/16	0.30	1,063,000	1,063,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,695,000)			4,695,000

U.S. Government Agency Repurchase Agreement - 8.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.41% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	$251,595	$251,592
0.44% dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations) #	1,653,568	1,653,548
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,905,140)		1,905,140

U.S. Treasury Repurchase Agreement - 5.2%
With:
Barclays Capital, Inc. at 0.42%, dated 6/30/16 due 7/1/16:
(Collateralized by U.S. Treasury Obligations valued at $79,201,899, 0.00% - 2.75%, 9/15/16 - 9/30/22)	77,649	77,648
(Collateralized by U.S. Treasury Obligations valued at $11,220,167, 0.88% - 1.75%, 9/15/16 - 2/28/21)	11,000	11,000
Federal Reserve Bank of New York at 0.25%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $827,005,844, 2.50%, 8/15/23)	827,006	827,000
Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $121,722,432, 1.75%, 2/28/22)	119,003	119,000
0.45%, dated 6/30/16 due 7/5/16:
(Collateralized by U.S. Treasury Obligations valued at $29,779,726, 2.13%, 8/31/20)	29,002	29,000
(Collateralized by U.S. Treasury Obligations valued at $28,903,762, 2.00% - 3.63%, 2/28/21 - 8/15/43)	28,002	28,000
0.47%, dated 6/28/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $29,613,588, 1.63% - 1.75%, 9/30/19 - 2/15/26)	29,001	29,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,120,648)		1,120,648

Other Repurchase Agreement - 13.2%
Other Repurchase Agreement - 13.2%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $11,880,176)	11,000	11,000
1.61%, dated:
2/1/16 due:
8/25/16 (Collateralized by Corporate Obligations valued at $244,353,412, 0.00% - 6.88%, 2/15/34 - 7/3/50)(b)(c)	228,086	226,000
9/1/16 (Collateralized by Corporate Obligations valued at $27,030,245, 0.85% - 2.29%, 1/25/36 - 12/7/47)(b)(c)	25,239	25,000
2/18/16 due 9/1/16 (Collateralized by Corporate Obligations valued at $57,304,119, 0.61% - 3.64%, 8/25/36 - 2/28/52) (b)(c)	53,465	53,000
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 6/17/16 due 9/30/16 (Collateralized by Corporate Obligations valued at $423,374,032, 0.00% - 8.50%, 3/15/17 - 12/3/49)	401,458	400,000
HSBC Securities, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $60,902,284, 1.25% - 7.11%, 6/2/26 - 10/1/45)	58,001	58,000
ING Financial Markets LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $69,120,842)	64,001	64,000
0.51%, dated 6/30/16 due 7/1/16:
(Collateralized by Corporate Obligations valued at $20,522,702, 3.88% - 11.00%, 4/15/19 - 3/15/23)	19,000	19,000
(Collateralized by Corporate Obligations valued at $5,401,270, 6.00%,12/1/16)	5,000	5,000
J.P. Morgan Securities, LLC at:
0.38%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $131,585,258, 3.50% - 6.81%, 5/15/36 - 12/01/45)	129,001	129,000
0.55%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $119,480,000, 0.00% - 18.77%, 6/25/21 - 5/20/46)	116,012	116,000
1.29%, dated 5/18/16 due 9/28/16 (Collateralized by Mortgage Loan Obligations valued at $135,208,609, 0.42% - 6.69%, 7/05/19 - 2/15/51) (b)(c)	125,808	125,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.52%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $119,481,726, 0.64% - 6.22%, 1/15/32 - 4/20/66)	116,012	116,000
0.74%, dated 6/15/16 due 7/7/16 (Collateralized by Corporate Obligations valued at $173,306,981, 0.88% - 4.11%, 3/11/21 - 2/25/55)	165,102	165,000
1.31%, dated 6/10/16 due 9/8/16 (Collateralized by Equity Securities valued at $63,768,791)	59,193	59,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.68%, dated 6/3/16 due 7/6/16 (Collateralized by Corporate Obligations valued at $20,521,916, 0.00% - 4.75%, 3/15/18 - 1/1/49)	19,012	19,000
0.81%, dated 6/2/16 due 7/28/16 (Collateralized by Corporate Obligations valued at $80,203,513, 1.25% - 10.50%, 1/30/17 - 12/1/45)	75,095	75,000
Mizuho Securities U.S.A., Inc. at:
0.41%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $118,451,349, 0.00% - 6.95%, 11/25/36 - 9/25/40)	115,001	115,000
0.6%, dated:
6/21/16 due 7/5/16 (Collateralized by Equity Securities valued at $28,059,937)	26,006	26,000
6/24/16 due 7/7/16 (Collateralized by Equity Securities valued at $61,567,246)	57,013	57,000
6/28/16 due 7/7/16 (Collateralized by Equity Securities valued at $25,921,306)	24,006	24,000
6/29/16 due 7/7/16 (Collateralized by Equity Securities valued at $24,840,851)	23,005	23,000
6/30/16 due 7/7/16 (Collateralized by Equity Securities valued at $62,641,173)	58,014	58,000
0.77%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $11,330,242, 5.15% - 6.50%, 5/25/45 - 7/25/45)	11,003	11,000
1.5%, dated 5/2/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $37,270,023, 5.21% - 7.32%, 12/15/20 - 2/15/22)	35,133	35,000
1.53%, dated 5/3/16 due 8/31/16 (Collateralized by Corporate Obligations valued at $40,702,987, 1.06% - 7.51%, 2/15/22 - 12/15/22)	38,194	38,000
1.55%, dated 4/18/16 due 7/18/16 (Collateralized by U.S. Government Obligations valued at $44,431,113, 0.00% - 5.72%, 6/25/44 - 4/25/45)	43,168	43,000
RBC Capital Markets Co. at:
0.6%, dated 6/21/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $80,160,979, 0.00% - 7.47%, 9/25/23 - 6/1/46)	78,039	78,000
0.66%, dated 4/25/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $143,184,891, 0.00% - 6.78%, 9/1/22 - 6/1/46)	139,224	139,000
0.8%, dated 6/14/16 due 7/7/16 (Collateralized by Municipal Bond Obligations valued at $92,602,109, 4.00% - 5.00%, 7/1/37 - 10/1/40)	88,176	88,000
SG Americas Securities, LLC at 0.76%, dated:
6/28/16 due 7/5/16 (Collateralized by Corporate Obligations valued at $50,763,745, 5.35% - 10.00%, 5/15/17 - 11/1/43)	47,007	47,000
6/29/16 due 7/6/16 (Collateralized by Corporate Obligations valued at $50,322,624, 2.00% - 9.75%, 12/15/16 - 8/21/54)	47,007	47,000
Wells Fargo Securities, LLC at:
0.38%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $104,371,623, 0.00% - 6.63%, 7/1/16 - 8/21/54)	100,001	100,000
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $162,001,987)	150,002	150,000
0.48%, dated 6/30/16 due 7/1/16 (Collateralized by Mortgage Loan Obligations valued at $87,481,166, 0.66% - 6.00%, 10/25/34 - 2/18/48)	81,001	81,000
0.6%, dated 6/24/16 due 7/1/16 (Collateralized by Equity Securities valued at $58,326,875)	54,006	54,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,879,000)		2,879,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $21,731,754)		21,731,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,595)
NET ASSETS - 100%		$21,727,159

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$251,592,000 due 7/01/16 at 0.41%
BNP Paribas, S.A.	$86,469
Citibank NA	66,343
HSBC Securities (USA), Inc.	56,414
ING Financial Markets LLC	2,821
Merrill Lynch, Pierce, Fenner & Smith, Inc.	39,545
$251,592
$1,653,548,000 due 7/01/16 at 0.44%
BNP Paribas, S.A.	25,239
Bank of America NA	482,924
Credit Agricole CIB New York Branch	113,082
ING Financial Markets LLC	38,803
J.P. Morgan Securities, Inc.	239,024
Mizuho Securities USA, Inc.	115,743
Societe Generale	43,169
Wells Fargo Securities LLC	595,564
$1,653,548

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $21,731,754,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016